Financial Instruments and Financial Risk Management (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments and Financial Risk Management (Textual)
Description of fuctional currency	If the Group's functional (USD) had weakened/strengthened by 10% against the NIS, with all other variables held constant, the loss for the year would increase/decrease by USD 24 thousand (the effect for 2016 and 2015 was a decrease/increase by USD 32 thousand and USD 308 thousand, respectively).
Increase/decrease functional currency	$ 24	$ 32	$ 308
Finacial liabilities due to payables	$ 896	$ 1,141
Warrants (Series E) [Member]
Financial Instruments and Financial Risk Management (Textual)
Warrants expired	Aug. 25, 2017
Warrants shifted +5% [Member]
Financial Instruments and Financial Risk Management (Textual)
Impact on profit or loss	$ 93
Warrants shifted -5% [Member]
Financial Instruments and Financial Risk Management (Textual)
Impact on profit or loss	$ 186